Property and Equipment - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 6,065	$ 4,475	$ 9,547	$ 7,581	$ 7,397
Depreciation and amortization expense, recorded in cost of subscription revenue	5,531	4,099	8,744	7,111	7,008
Carrying value of installed in-vehicle devices, net of accumulated depreciation	42,390		34,097	22,485
Capitalized costs, associated with development of internal-use software	904	472	883	686	380
Amortization expense of the internal-use software	256	266	573	336	157
Carrying value of capitalized internal-use software	1,963		1,328	996
Gross amount of assets under capital leases	1,110		1,121	1,067
Assets under capital leases, accumulated amortization	630		456	99
Expense associated with the replacement of installed in-vehicle devices that had become defective	$ 1,499	$ 840	$ 2,150	$ 950	$ 413